UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-01528

                                                                            Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

Bruce Fund, Inc.

20 N. Wacker Drive, Suite 2414

Chicago, IL 60606

(Address of principal executive offices)                         (Zip code)

R. Jeffrey Bruce

Bruce and Co.

20 N. Wacker Drive, Suite 2414

Chicago, IL 60606

  (Name and address of agent for service)

Registrant’s telephone number, including area code:        312-236-9160

Date of fiscal year end:    6/30_

Date of reporting period:    3/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

COMMON STOCKS — 64.9%	Shares/Principal Amount	Fair Value

Consumer Discretionary — 4.3%
General Motors Company	400,000	$14,536,000
Sirius XM Holdings, Inc.	1,357,843	8,472,940

		23,008,940

Consumer Staples — 0.2%
Bunge Ltd. (Bermuda)	15,000	1,109,100

Energy — 0.0%
PetroQuest Energy, Inc.(a)	155,968	90,571

Financials — 5.2%
Allstate Corporation (The)	250,000	23,700,000
GAINSCO, Inc.	211,502	4,441,542

		28,141,542

Health Care — 17.8%
Abbott Laboratories	124,500	7,460,040
AbbVie, Inc.	164,500	15,569,925
Allergan p.l.c. (Ireland)	100,000	16,829,000
EDAP TMS S.A. ADR (France)(a)	733,094	1,671,454
Merck & Company, Inc.	300,000	16,341,000
Pfizer, Inc.	450,000	15,970,500
Prothena Corporation p.l.c. (Ireland)(a)	3,170	116,371
Supernus Pharmaceuticals, Inc.(a)	178,058	8,155,056
Synergy Pharmaceuticals, Inc.(a)	100,000	183,000
Valeant Pharmaceuticals International, Inc.(a)	700,000	11,144,000
Xtant Medical Holdings, Inc.(a)	296,172	2,336,797

		95,777,143

Industrials — 10.8%
AMERCO	148,199	51,143,475
Astrotech Corporation(a)	43,533	115,361
Insteel Industries, Inc.	260,520	7,198,168

		58,457,004

Information Technology — 5.1%
Actua Corporation(a)	130,000	149,500
Apple, Inc.	70,000	11,744,600
International Business Machines Corporation	100,000	15,343,000

		27,237,100

Materials — 1.8%
Ashland Global Holdings, Inc.	25,000	1,744,750
Flotek Industries, Inc.(a)	590,671	3,603,094
Goldcorp, Inc. (Canada)	200,000	2,764,000
Solitario Exploration & Royalty Corporation(a)	199,270	92,780
Valvoline, Inc.	68,633	1,518,848

		9,723,472

Utilities — 19.7%
Avista Corporation	200,000	10,250,000
CMS Energy Corporation	450,000	20,380,500
Duke Energy Corporation	300,000	23,241,000
NextEra Energy, Inc.	200,000	32,665,999

See accompanying notes which are an integral part of this schedule of investments.

WEC Energy Group, Inc.	22,560	1,414,512
Xcel Energy, Inc.	400,000	18,192,000

		106,144,011

Total Common Stocks (Cost $226,646,138)		349,688,883

CONVERTIBLE PREFERRED STOCKS — 0.9%

Consumer Staples — 0.5%
Bunge Ltd. (Bermuda), 4.88%	27,400	2,985,778

Energy — 0.4%
PetroQuest Energy, Inc., Series B, 6.88%	187,230	2,059,530

Total Convertible Preferred Stocks (Cost $9,311,505)		5,045,308

U.S. GOVERNMENT BONDS — 11.5%

U.S. Treasury “Strips”, 0.00%, 8/15/28	$30,000,000	22,583,224
U.S. Treasury “Strips”, 0.00%, 8/15/29	30,000,000	21,953,295
U.S. Treasury “Strips”, 0.00%, 2/15/36	20,000,000	12,169,787
U.S. Treasury “Strips”, 0.00%, 2/15/41	10,000,000	5,135,630

Total U.S. Government Bonds (Cost $48,804,439)		61,841,936

CORPORATE BONDS — 5.4%

Consumer Discretionary — 0.3%
Land O’Lakes Capital Trust I, 7.45%, 3/15/28(b)	1,500,000	1,713,750

Energy — 1.5%
ONEOK, Inc., 6.00%, 6/15/35	1,000,000	1,129,330
PetroQuest Energy, Inc., 10.00%, 2/15/21, Callable 6/11/18 @ 105(b)	8,062,667	6,490,447

		7,619,777

Financials — 1.1%
Security Benefit Life Insurance Company, 7.45%, 10/1/33(b)	5,000,000	6,127,755

Health Care — 1.1%
AMAG Pharmaceuticals, Inc., 7.88%, 9/1/23(b)	1,000,000	992,500
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25(b)	6,000,000	5,200,500

		6,193,000

Utilities — 1.4%
Constellation Energy Group, Inc., 7.60%, 4/1/32	4,000,000	5,184,354
GenOn Americas Generation LLC, 9.13%, 5/1/31	4,000,000	2,100,000

		7,284,354

Total Corporate Bonds (Cost $23,726,591)		28,938,636

CONVERTIBLE CORPORATE BONDS — 5.3%

See accompanying notes which are an integral part of this schedule of investments.

Health Care — 4.7%
AMAG Pharmaceuticals, Inc., 2.50%, 2/15/19	5,000,000	5,311,640
deCODE Genetics, Inc., 3.50%, 4/15/11(c) (d) (e)	12,951,497	32,379
Fluidigm Corporation, 2.75%, 2/1/34, Callable 2/6/21 @ 100	5,009,000	4,276,734
Inotek Pharmaceuticals Corporation, 5.75%, 8/1/21	2,000,000	1,934,000
MannKind Corporation, 5.75%, 10/23/21(e)	18,690,000	11,774,700
Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/21(b)	2,000,000	872,500
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19(b)	1,500,000	1,439,125

		25,641,078

Industrials — 0.6%
Team, Inc., 5.00%, 8/1/23(b)	3,000,000	2,977,686

Total Convertible Corporate Bonds (Cost $43,865,134)		28,618,764

U.S. MUNICIPAL BONDS — 0.0%
Indianapolis Airport Authority, 6.50%,11/15/31(c) (d)	972,551	10

Total U.S. Municipal Bonds (Cost $162,383)		10

MONEY MARKET - 10.9%

Morgan Stanley Institutional Liquidity Government Portfolio, Class I, 1.58%(f)	58,838,399	58,838,399

Total Money Market (Cost $58,838,399)		58,838,399

Total Investments — 98.9% (Cost $411,354,589)		532,971,936

Other Assets in Excess of Liabilities — 1.1%		6,202,034

NET ASSETS — 100.0%		$539,173,970

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Illiquid security.
(d)	In default.
(e)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(f)	Rate disclosed is the seven day effective yield as of March 31, 2018.

ADR    - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At March 31, 2018, the breakdown of net urealized appreciation and tax cost of investments  for federal income tax purpose is as follows:

Gross Unrealized Appreciation	$148,877,075
Gross Unrealized Depreciation	(27,259,728)

Net Unrealized Appreciation on Investments	$121,617,347

Tax Cost of Securities	$411,354,589

See accompanying notes which are an integral part of this schedule of investments.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2018

(UNAUDITED)

The Bruce Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in specific country or region.

Securities Valuation and Fair Value Measurements – In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts (ADR’s) are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Bruce and Co., Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchanges are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2018

(UNAUDITED)

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including convertible preferred stocks, corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds, are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2018

(UNAUDITED)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018 based on the three levels defined above:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$23,008,940	$-	$-	$23,008,940
Consumer Staples	1,109,100	-	-	1,109,100
Energy	90,571	-	-	90,571
Financials	23,700,000	4,441,542	-	28,141,542
Health Care	95,777,143	-	-	95,777,143
Industrials	58,457,004	-	-	58,457,004
Information Technology	27,237,100	-	-	27,237,100
Materials	9,723,472	-	-	9,723,472
Utilities	106,144,011	-	-	106,144,011
Convertible Preferred Stocks
Consumer Staples	2,985,778	-	-	2,985,778
Energy	-	2,059,530	-	2,059,530
U.S. Government Bonds
U.S. Treasury Strips	-	61,841,936	-	61,841,936
Corporate Bonds
Consumer Discretionary	-	1,713,750	-	1,713,750
Energy	-	7,619,777	-	7,619,777
Financials	-	6,127,755	-	6,127,755
Health Care	-	6,193,000	-	6,193,000
Utilities	-	7,284,354	-	7,284,354
Convertible Corporate Bonds
Health Care	-	13,833,999	11,807,079	25,641,078
Industrials	-	2,977,686	-	2,977,686
U.S. Municipal Bonds	-	10	-	10
Money Market	58,838,399	-	-	58,838,399

Total	$407,071,518	$114,093,339	$11,807,079	$532,971,936

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price
●	Price given by pricing service
●	Last quoted bid & asked price
●	Third party bid & asked price
●	Indicated opening range

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2018

(UNAUDITED)

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of March 31, 2018:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At March 31, 2018	Valuation Techniques	Unobservable Input(s)	Range
Convertible Corporate Bonds	$32,379 11,774,700	Median Recovery Range Comparable Security Analysis	Trustee Liquidation Estimate Common Stock Valuation	N/A N/A

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2017	Realized gain (loss)	Amortization /Accretion	Change in unrealized Appreciation (Depreciation)	Purchases	Sales	Transfer in Level 3* (a)	Transfer out Level 3* (b)	Balance as of March 31, 2018
Corporate Bonds	$7,432,000	$-	$-	$-	$-	$(412,000)	$-	$(7,020,000)	$-
Convertible Corporate Bonds	14,930,879	-	(4,216)	1,903,295	18,690,000	(23,712,879)	-	-	11,807,079
Total	$22,362,879	$-	$(4,216)	$1,903,295	$18,690,000	$(24,124,879)	$-	$(7,020,000)	$11,807,079
*	The amount of transfers in and/or out are reflected at the reporting period end.

(a) Transfers in relate primary to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of March 31, 2018.

(b) Transfers out relate primary to securities for which observable inputs became available during the period, and as of March 31, 2018 the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of March 31, 2018.

The total change in unrealized depreciation attributable to Level 3 investments still held at March 31, 2018 was $1,903,295.

Restricted Securities – The Fund has acquired several securities, the sale of which is restricted, through private placement. At March 31, 2018, the aggregate market value of such securities listed below amounted to $25,814,263 or 5% of the Fund’s net assets. 100% of the restricted securities are valued using quoted market prices.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2018

(UNAUDITED)

The chart below shows the restricted securities held by the Fund as of March 31, 2018:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Land O' Lakes Capital Trust I, 7.45%, 3/15/28	1/23/09	$1,500,000	$1,081,044	$1,713,750
Security Benefit Life Insurance Co., 7.45%, 10/1/33	(a)	5,000,000	4,614,831	6,127,755
PetroQuest Energy, Inc., 10.00%, 2/15/21	(b)	8,062,667	6,374,917	6,490,447
AMAG Pharmaceuticals, Inc., 7.88%, 9/1/23	5/18/16	1,000,000	896,727	992,500
Valeant Pharmaceuticals International, Inc. 6.13%, 4/15/25	(c)	6,000,000	5,075,669	5,200,500

Convertible Corporate Bonds
Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/21	(d)	2,000,000	1,884,707	872,500
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19	3/4/15	1,500,000	1,532,790	1,439,125
Team, Inc., 5.00%, 8/1/23	(e)	3,000,000	2,643,919	2,977,686

(a) Purchased multiple taxlots beginning on 4/21/11.

(b) Purchased multiple taxlots beginning on 9/27/16.

(c) Purchased multiple taxlots beginning on 5/11/17.

(e) Purchased multiple taxlots beginning on 8/22/17.

(e) Purchased multiple taxlots beginning on 4/26/13.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q, disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Bruce Fund, Inc.

By

/s/ Robert B. Bruce
Robert B. Bruce, President

Date       5/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Robert B. Bruce
Robert B. Bruce, President

Date        5/21/2018

By

/s/ R. Jeffrey Bruce
R. Jeffrey Bruce, Principal Accounting Officer

Date      5/21/2018